Concentration and Risks (Tables)	12 Months Ended
Dec. 31, 2024
Concentration and Risks [Abstract]
Summary of Concentration and Risks

	As of December 31,
	2023	2024
Customer A	12%		*
Customer B	11%	16%
No single customer represented greater than 10% of the total net revenues for the year
s
ended December 31,
 2022 and 2024, respectively. There
was one customer which individually represented greater than 10% of the total net revenues for the year ended
December 31, 2023 as follows:

	For the year ended December 31,
	2022		2023	2024
Customer C		*	11%		*
There was one instructor, through whom the Group’s net learning services revenue earned was more than 10% of the Group’s net learning services revenue for the years ended December 31, 2022, 2023 and 2024, respectively as follows:

	For the year ended December 31,
	2022	2023	2024
Instructor A	18%	17%	14%

*	The percentage was below 10% for the year.